Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities
Interest and dividends received	$ 15,258,525	$ 16,574,809	$ 17,590,438
Fees and commissions received	1,616,708	1,996,052	1,860,905
Interest paid	(912,059)	(1,463,196)	(1,985,208)
Cash paid to suppliers and employees	(7,888,469)	(7,746,787)	(7,729,288)
Income taxes paid	(2,580,214)	(2,683,936)	(3,010,956)
Net cash from operating activities	5,494,491	6,676,942	6,725,891
Cash flows from investing activities
Proceeds from sale of collectible coin	0	0	195,939
Certificates of deposit purchased, net of maturities	(3,038,116)	984,433	823,576
Proceeds from maturities of investments available for sale	47,100,000	47,075,000	18,135,000
Purchase of investments available for sale	(72,324,120)	(37,072,739)	(36,198,861)
Proceeds from maturities of investments held to maturity	43,785,000	19,160,000	29,040,000
Purchase of investments held to maturity	(49,055,107)	(47,563,313)	(22,807,711)
Loans made, net of principal reductions	(418,119)	7,167,642	2,031,503
Proceeds from sale of real property and equipment	625	250	72,950
Purchases of premises, equipment, and computer software	(363,393)	(379,499)	(240,609)
Proceeds from sale of other real estate and repossessed assets, net	55,986	178,629	470,596
Purchase of bank owned life insurance	(2,000,000)	0	0
Net cash from investing activities	(36,257,244)	(10,449,597)	(8,477,617)
Net increase (decrease) in
Time deposits	(5,717,224)	(11,075,479)	310,407
Other deposits	30,215,774	20,354,229	13,819,729
Securities sold under agreements to repurchase	1,232,404	(492,344)	(2,557,664)
Payments on note payable	0	0	(48,519)
Common shares repurchased	(441,417)	(97,190)	0
Dividends paid	(2,772,706)	(2,758,875)	(2,730,462)
Net cash from financing activities	22,516,831	5,930,341	8,793,491
Net increase in cash and cash equivalents	(8,245,922)	2,157,686	7,041,765
Cash and cash equivalents at beginning of year	52,689,223	50,531,537	43,489,772
Cash and cash equivalents at end of year	44,443,301	52,689,223	50,531,537
Reconciliation of net income to net cash provided by operating activities
Net income	4,357,100	4,618,511	5,196,779
Adjustments to reconcile net income to net cash provided by operating activities
Gain on sale of collectible coin	0	0	(195,939)
Premium amortization and discount accretion	130,726	192,938	202,936
Loss on other than temporary impairment of investment value	31,904	188,994	0
Loss on disposition of investment securities	4,026	0	0
Provision for loan losses	605,700	1,127,300	1,012,000
Depreciation and amortization	490,865	520,817	544,772
Loss (gain) on disposition of premises, equipment, and software	24,522	74	(55,900)
Loss (gain) on sale of other real estate and repossessed assets	(108)	3,871	(11,949)
Loss on revaluation of other real estate	218,360	54,000	212,000
Deferred income taxes	(174,151)	10,215	(303,854)
Decrease (increase) in
Accrued interest receivable	20,957	51,242	67,684
Cash surrender value of bank owned life insurance	(254,420)	(175,856)	(171,261)
Other assets	100,404	160,046	406,866
Increase (decrease) in
Accrued interest payable	(43,290)	(60,053)	(42,322)
Other liabilities	(18,104)	(15,157)	(135,921)
Net cash from operating activities	5,494,491	6,676,942	6,725,891
Composition of cash and cash equivalents
Cash and due from banks	23,587,107	22,135,410	14,319,142
Federal funds sold	20,842,304	30,541,229	36,081,862
Interest bearing deposits, except for time deposits	13,890	12,584	130,533
Total cash and cash equivalents	44,443,301	52,689,223	50,531,537
Supplemental cash flows information:
Non-cash transfers from loans to other real estate owned	$ 0	$ 1,172,138	$ 0